Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 95,568	$ 108,116
Ending balance	81,749	95,568	$ 108,116
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	192,388	181,515	156,136
Additions	11,591	16,419	25,465
Disposals		(5,546)	(86)
Reclassifications	0	0	0
Ending balance	203,979	192,388	181,515
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(96,820)	(73,399)	(54,968)
Amortization for the year	(25,410)	(25,493)	(18,437)
Disposals		3,092	6
Impairment loss		(1,020)
Ending balance	(122,230)	(96,820)	(73,399)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals		0	0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals		0	0
Impairment loss		0
Ending balance	0	0	0
License and software rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	60,208	69,802
Ending balance	50,987	60,208	69,802
License and software rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	156,008	143,201	94,124
Additions	1,694	4,378	8,503
Disposals		(5,546)	(86)
Reclassifications	14,495	13,975	40,660
Ending balance	172,197	156,008	143,201
License and software rights [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(95,800)	(73,399)	(54,968)
Amortization for the year	(25,410)	(25,493)	(18,437)
Disposals		3,092	6
Impairment loss		0
Ending balance	(121,210)	(95,800)	(73,399)
Intangible in process [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,980	17,934
Ending balance	10,382	14,980	17,934
Intangible in process [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,000	17,934	41,632
Additions	9,897	12,041	16,962
Disposals		0	0
Reclassifications	(14,495)	(13,975)	(40,660)
Ending balance	11,402	16,000	17,934
Intangible in process [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,020)	0	0
Amortization for the year	0	0	0
Disposals		0	0
Impairment loss		(1,020)
Ending balance	$ (1,020)	$ (1,020)	$ 0